Income Tax - Additional Information (Detail) - USD ($)	3 Months Ended		6 Months Ended	9 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2021	Sep. 30, 2022	Dec. 31, 2021
Income Tax Disclosure [Line Items]
Change in Valuation Allowance					$ 457,378
Income tax expense benefit	$ 203,688	$ 0	$ 0	$ 203,688
Effective income tax rate	29.21%	0.00%	0.00%	3.22%	0.00%
Effective statutory income tax rate				21.00%	21.00%
Domestic Tax Authority [Member] | Non Expirable [Member]
Income Tax Disclosure [Line Items]
Operating loss carryforwards					$ 152,852
State and Local Jurisdiction [Member] | Tax Year Two Thousand and Forty One Expirable [Member]
Income Tax Disclosure [Line Items]
Operating loss carryforwards					$ 152,852
Operating loss carryforwards expiration year					2041 years